Note 20	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non current assets and liabilities and disposal groups classified as held for sale [Text Block]	Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale
The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale” in the condensed consolidated balance sheets, broken down by the origin of the assets, is as follows:

NON-CURRENT ASSETS AND DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE AND LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE. BREAKDOWN BY ITEMS (MILLIONS OF EUROS)

	June 2025	December 2024
ASSETS
Foreclosures and recoveries	779	847
Other assets from tangible assets	546	618
Companies held for sale	55	55
Accrued amortization ⁽¹⁾	(49)	(46)
Impairment losses	(555)	(645)
Total	776	828
LIABILITIES
Companies held for sale	—	—
Total	—	—
(1) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".
[1]

[1]	(1) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".